Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Aptiv PLC *	13,919	1,108,648
BorgWarner, Inc.	11,356	394,507
Ford Motor Co.	194,410	2,581,765
General Motors Co.	57,263	2,596,877
Tesla, Inc. *	137,706	24,207,338
		30,889,135

Banks 3.4%
Bank of America Corp.	342,180	12,975,466
Citigroup, Inc.	94,584	5,981,492
Citizens Financial Group, Inc.	23,114	838,807
Comerica, Inc.	6,470	355,785
Fifth Third Bancorp	33,755	1,256,024
Huntington Bancshares, Inc.	72,316	1,008,808
JPMorgan Chase & Co.	143,682	28,779,505
KeyCorp	46,250	731,213
M&T Bank Corp.	8,224	1,196,099
PNC Financial Services Group, Inc.	19,797	3,199,195
Regions Financial Corp.	46,159	971,185
Truist Financial Corp.	66,443	2,589,948
U.S. Bancorp	77,390	3,459,333
Wells Fargo & Co.	178,863	10,366,899
		73,709,759

Capital Goods 5.8%
3M Co.	27,501	2,917,031
A O Smith Corp.	6,066	542,664
Allegion PLC	4,393	591,781
AMETEK, Inc.	11,456	2,095,302
Axon Enterprise, Inc. *	3,513	1,099,147
Boeing Co. *	28,504	5,500,987
Builders FirstSource, Inc. *	6,106	1,273,406
Carrier Global Corp.	41,444	2,409,140
Caterpillar, Inc.	25,301	9,271,045
Cummins, Inc.	6,758	1,991,245
Deere & Co.	12,942	5,315,797
Dover Corp.	6,933	1,228,458
Eaton Corp. PLC	19,845	6,205,134
Emerson Electric Co.	28,426	3,224,077
Fastenal Co.	28,398	2,190,622
Fortive Corp.	17,445	1,500,619
Generac Holdings, Inc. *	3,056	385,484
General Dynamics Corp.	11,290	3,189,312
General Electric Co.	54,090	9,494,418
Honeywell International, Inc.	32,765	6,725,016
Howmet Aerospace, Inc.	19,479	1,332,948
Hubbell, Inc.	2,675	1,110,259
Huntington Ingalls Industries, Inc.	1,957	570,407
IDEX Corp.	3,780	922,396
Illinois Tool Works, Inc.	13,514	3,626,212
Ingersoll Rand, Inc.	20,106	1,909,065
SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International PLC	33,824	2,209,384
L3Harris Technologies, Inc.	9,412	2,005,697
Lockheed Martin Corp.	10,694	4,864,380
Masco Corp.	10,885	858,609
Nordson Corp.	2,691	738,787
Northrop Grumman Corp.	7,012	3,356,364
Otis Worldwide Corp.	20,132	1,998,504
PACCAR, Inc.	26,008	3,222,131
Parker-Hannifin Corp.	6,382	3,547,052
Pentair PLC	8,231	703,257
Quanta Services, Inc.	7,219	1,875,496
Rockwell Automation, Inc.	5,698	1,659,998
RTX Corp.	65,943	6,431,421
Snap-on, Inc.	2,617	775,208
Stanley Black & Decker, Inc.	7,643	748,479
Textron, Inc.	9,793	939,442
Trane Technologies PLC	11,311	3,395,562
TransDigm Group, Inc.	2,765	3,405,374
United Rentals, Inc.	3,334	2,404,181
Westinghouse Air Brake Technologies Corp.	8,924	1,300,048
WW Grainger, Inc.	2,192	2,229,921
Xylem, Inc.	11,990	1,549,588
		126,840,855

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	20,420	5,099,691
Broadridge Financial Solutions, Inc.	5,836	1,195,563
Cintas Corp.	4,289	2,946,672
Copart, Inc. *	43,342	2,510,369
Dayforce, Inc. *	7,675	508,162
Equifax, Inc.	6,131	1,640,165
Jacobs Solutions, Inc.	6,211	954,817
Leidos Holdings, Inc.	6,874	901,113
Paychex, Inc.	15,903	1,952,888
Paycom Software, Inc.	2,371	471,853
Republic Services, Inc.	10,157	1,944,456
Robert Half, Inc.	5,195	411,859
Rollins, Inc.	14,019	648,659
Veralto Corp.	10,951	970,916
Verisk Analytics, Inc.	7,206	1,698,670
Waste Management, Inc.	18,216	3,882,740
		27,738,593

Consumer Discretionary Distribution & Retail 6.0%
Amazon.com, Inc. *	454,300	81,946,634
AutoZone, Inc. *	858	2,704,116
Bath & Body Works, Inc.	11,243	562,375
Best Buy Co., Inc.	9,487	778,219
CarMax, Inc. *	7,832	682,245
eBay, Inc.	25,840	1,363,835
Etsy, Inc. *	5,954	409,159
Genuine Parts Co.	6,994	1,083,580
Home Depot, Inc.	49,464	18,974,390
LKQ Corp.	13,304	710,567

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lowe's Cos., Inc.	28,583	7,280,948
O'Reilly Automotive, Inc. *	2,937	3,315,520
Pool Corp.	1,918	773,913
Ross Stores, Inc.	16,699	2,450,745
TJX Cos., Inc.	56,642	5,744,632
Tractor Supply Co.	5,382	1,408,577
Ulta Beauty, Inc. *	2,419	1,264,847
		131,454,302

Consumer Durables & Apparel 0.9%
Deckers Outdoor Corp. *	1,280	1,204,813
DR Horton, Inc.	14,816	2,437,973
Garmin Ltd.	7,633	1,136,325
Hasbro, Inc.	6,525	368,793
Lennar Corp., Class A	12,273	2,110,710
Lululemon Athletica, Inc. *	5,695	2,224,752
Mohawk Industries, Inc. *	2,631	344,372
NIKE, Inc., Class B	60,496	5,685,414
NVR, Inc. *	158	1,279,794
PulteGroup, Inc.	10,568	1,274,712
Ralph Lauren Corp.	1,956	367,258
Tapestry, Inc.	11,499	545,972
VF Corp.	16,065	246,437
		19,227,325

Consumer Services 2.0%
Airbnb, Inc., Class A *	21,647	3,570,889
Booking Holdings, Inc.	1,734	6,290,744
Caesars Entertainment, Inc. *	10,706	468,280
Carnival Corp. *	49,853	814,598
Chipotle Mexican Grill, Inc. *	1,363	3,961,928
Darden Restaurants, Inc.	5,922	989,862
Domino's Pizza, Inc.	1,731	860,099
Expedia Group, Inc. *	6,462	890,141
Hilton Worldwide Holdings, Inc.	12,556	2,678,320
Las Vegas Sands Corp.	18,236	942,801
Marriott International, Inc., Class A	12,270	3,095,844
McDonald's Corp.	36,049	10,164,016
MGM Resorts International *	13,660	644,889
Norwegian Cruise Line Holdings Ltd. *	21,197	443,653
Royal Caribbean Cruises Ltd. *	11,731	1,630,726
Starbucks Corp.	56,270	5,142,515
Wynn Resorts Ltd.	4,763	486,922
Yum! Brands, Inc.	13,956	1,934,999
		45,011,226

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	22,053	16,156,689
Dollar General Corp.	10,909	1,702,459
Dollar Tree, Inc. *	10,304	1,371,978
Kroger Co.	32,877	1,878,263
Sysco Corp.	24,718	2,006,607
Target Corp.	22,944	4,065,906
Walgreens Boots Alliance, Inc.	35,574	771,600
Walmart, Inc.	212,747	12,800,987
		40,754,489

Energy 3.9%
APA Corp.	17,906	615,608
Baker Hughes Co.	49,752	1,666,692
Chevron Corp.	86,202	13,597,504
ConocoPhillips	58,551	7,452,371
Coterra Energy, Inc.	37,538	1,046,559
Devon Energy Corp.	31,861	1,598,785
Diamondback Energy, Inc.	8,896	1,762,920
SECURITY	NUMBER OF SHARES	VALUE ($)
EOG Resources, Inc.	28,982	3,705,059
EQT Corp.	20,414	756,747
Exxon Mobil Corp.	197,358	22,940,894
Halliburton Co.	44,240	1,743,941
Hess Corp.	13,666	2,085,978
Kinder Morgan, Inc.	96,099	1,762,456
Marathon Oil Corp.	29,037	822,909
Marathon Petroleum Corp.	18,290	3,685,435
Occidental Petroleum Corp.	32,674	2,123,483
ONEOK, Inc.	28,906	2,317,394
Phillips 66	21,372	3,490,902
Pioneer Natural Resources Co.	11,623	3,051,038
Schlumberger NV	70,941	3,888,276
Targa Resources Corp.	11,110	1,244,209
Valero Energy Corp.	16,943	2,892,001
Williams Cos., Inc.	60,361	2,352,268
		86,603,429

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	7,791	1,004,338
American Tower Corp.	23,187	4,581,519
AvalonBay Communities, Inc.	7,078	1,313,394
Boston Properties, Inc.	7,212	471,016
Camden Property Trust	5,364	527,817
Crown Castle, Inc.	21,520	2,277,461
Digital Realty Trust, Inc.	15,034	2,165,497
Equinix, Inc.	4,663	3,848,514
Equity Residential	17,220	1,086,754
Essex Property Trust, Inc.	3,181	778,741
Extra Space Storage, Inc.	10,511	1,545,117
Federal Realty Investment Trust	3,681	375,904
Healthpeak Properties, Inc.	34,958	655,462
Host Hotels & Resorts, Inc.	35,003	723,862
Invitation Homes, Inc.	28,721	1,022,755
Iron Mountain, Inc.	14,556	1,167,537
Kimco Realty Corp.	33,143	649,934
Mid-America Apartment Communities, Inc.	5,786	761,322
Prologis, Inc.	45,921	5,979,833
Public Storage	7,854	2,278,131
Realty Income Corp.	41,277	2,233,086
Regency Centers Corp.	8,112	491,263
SBA Communications Corp.	5,379	1,165,629
Simon Property Group, Inc.	16,165	2,529,661
UDR, Inc.	15,014	561,674
Ventas, Inc.	19,876	865,401
VICI Properties, Inc.	51,466	1,533,172
Welltower, Inc.	27,566	2,575,767
Weyerhaeuser Co.	36,342	1,305,041
		46,475,602

Financial Services 7.6%
American Express Co.	28,421	6,471,177
Ameriprise Financial, Inc.	4,974	2,180,801
Bank of New York Mellon Corp.	37,692	2,171,813
Berkshire Hathaway, Inc., Class B *	90,426	38,025,942
BlackRock, Inc.	6,950	5,794,215
Blackstone, Inc.	35,781	4,700,550
Capital One Financial Corp.	18,940	2,819,977
Cboe Global Markets, Inc.	5,274	968,992
Charles Schwab Corp. (a)	73,496	5,316,701
CME Group, Inc.	17,877	3,848,739
Corpay, Inc. *	3,602	1,111,361
Discover Financial Services	12,435	1,630,104
FactSet Research Systems, Inc.	1,898	862,432
Fidelity National Information Services, Inc.	29,412	2,181,782

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	29,849	4,770,467
Franklin Resources, Inc.	15,045	422,915
Global Payments, Inc.	12,941	1,729,694
Goldman Sachs Group, Inc.	16,208	6,769,920
Intercontinental Exchange, Inc.	28,437	3,908,097
Invesco Ltd.	22,280	369,625
Jack Henry & Associates, Inc.	3,633	631,161
MarketAxess Holdings, Inc.	1,858	407,367
Mastercard, Inc., Class A	41,004	19,746,296
Moody's Corp.	7,829	3,077,032
Morgan Stanley	62,263	5,862,684
MSCI, Inc.	3,926	2,200,327
Nasdaq, Inc.	18,800	1,186,280
Northern Trust Corp.	10,130	900,760
PayPal Holdings, Inc. *	53,265	3,568,222
Raymond James Financial, Inc.	9,377	1,204,194
S&P Global, Inc.	15,969	6,794,011
State Street Corp.	15,055	1,164,053
Synchrony Financial	20,119	867,531
T Rowe Price Group, Inc.	11,150	1,359,408
Visa, Inc., Class A	78,605	21,937,083
		166,961,713

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	87,644	3,823,031
Archer-Daniels-Midland Co.	26,518	1,665,596
Brown-Forman Corp., Class B	8,928	460,863
Bunge Global SA	7,246	742,860
Campbell Soup Co.	9,758	433,743
Coca-Cola Co.	193,385	11,831,294
Conagra Brands, Inc.	23,605	699,652
Constellation Brands, Inc., Class A	7,985	2,170,004
General Mills, Inc.	28,201	1,973,224
Hershey Co.	7,457	1,450,387
Hormel Foods Corp.	14,312	499,346
J M Smucker Co.	5,242	659,811
Kellanova	13,105	750,785
Keurig Dr Pepper, Inc.	51,815	1,589,166
Kraft Heinz Co.	39,670	1,463,823
Lamb Weston Holdings, Inc.	7,190	765,951
McCormick & Co., Inc.	12,562	964,887
Molson Coors Beverage Co., Class B	9,159	615,943
Mondelez International, Inc., Class A	66,951	4,686,570
Monster Beverage Corp. *	36,655	2,172,908
PepsiCo, Inc.	68,309	11,954,758
Philip Morris International, Inc.	77,157	7,069,124
Tyson Foods, Inc., Class A	14,336	841,953
		59,285,679

Health Care Equipment & Services 5.2%
Abbott Laboratories	86,282	9,806,812
Align Technology, Inc. *	3,551	1,164,444
Baxter International, Inc.	25,209	1,077,433
Becton Dickinson & Co.	14,358	3,552,887
Boston Scientific Corp. *	72,825	4,987,784
Cardinal Health, Inc.	12,109	1,354,997
Cencora, Inc.	8,221	1,997,621
Centene Corp. *	26,534	2,082,388
Cigna Group	14,538	5,280,056
Cooper Cos., Inc.	9,922	1,006,686
CVS Health Corp.	62,559	4,989,706
DaVita, Inc. *	2,660	367,213
DENTSPLY SIRONA, Inc.	10,534	349,624
Dexcom, Inc. *	19,120	2,651,944
Edwards Lifesciences Corp. *	30,182	2,884,192
Elevance Health, Inc.	11,677	6,054,992
GE HealthCare Technologies, Inc. *	20,999	1,909,019
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	9,847	3,284,270
Henry Schein, Inc. *	6,462	488,010
Hologic, Inc. *	11,592	903,712
Humana, Inc.	6,068	2,103,897
IDEXX Laboratories, Inc. *	4,122	2,225,592
Insulet Corp. *	3,448	590,987
Intuitive Surgical, Inc. *	17,511	6,988,465
Laboratory Corp. of America Holdings	4,244	927,144
McKesson Corp.	6,531	3,506,167
Medtronic PLC	66,083	5,759,133
Molina Healthcare, Inc. *	2,893	1,188,531
Quest Diagnostics, Inc.	5,503	732,504
ResMed, Inc.	7,321	1,449,778
STERIS PLC	4,929	1,108,138
Stryker Corp.	16,806	6,014,363
Teleflex, Inc.	2,321	524,941
UnitedHealth Group, Inc.	45,969	22,740,864
Universal Health Services, Inc., Class B	3,039	554,496
Zimmer Biomet Holdings, Inc.	10,406	1,373,384
		113,982,174

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	12,273	1,280,197
Clorox Co.	6,201	949,435
Colgate-Palmolive Co.	40,921	3,684,936
Estee Lauder Cos., Inc., Class A	11,578	1,784,749
Kenvue, Inc.	85,643	1,837,899
Kimberly-Clark Corp.	16,723	2,163,120
Procter & Gamble Co.	116,945	18,974,326
		30,674,662

Insurance 2.2%
Aflac, Inc.	26,124	2,243,007
Allstate Corp.	13,031	2,254,493
American International Group, Inc.	34,950	2,732,042
Aon PLC, Class A	9,954	3,321,849
Arch Capital Group Ltd. *	18,439	1,704,501
Arthur J Gallagher & Co.	10,794	2,698,932
Assurant, Inc.	2,564	482,647
Brown & Brown, Inc.	11,791	1,032,184
Chubb Ltd.	20,142	5,219,396
Cincinnati Financial Corp.	7,842	973,741
Everest Group Ltd.	2,148	853,830
Globe Life, Inc.	4,211	490,034
Hartford Financial Services Group, Inc.	14,849	1,530,189
Loews Corp.	8,998	704,453
Marsh & McLennan Cos., Inc.	24,455	5,037,241
MetLife, Inc.	30,463	2,257,613
Principal Financial Group, Inc.	10,960	945,958
Progressive Corp.	29,089	6,016,187
Prudential Financial, Inc.	17,922	2,104,043
Travelers Cos., Inc.	11,318	2,604,725
W R Berkley Corp.	10,067	890,326
Willis Towers Watson PLC	5,104	1,403,600
		47,500,991

Materials 2.4%
Air Products & Chemicals, Inc.	11,070	2,681,929
Albemarle Corp.	5,822	766,990
Amcor PLC	71,916	683,921
Avery Dennison Corp.	3,981	888,758
Ball Corp.	15,733	1,059,775
Celanese Corp.	4,961	852,598
CF Industries Holdings, Inc.	9,465	787,583
Corteva, Inc.	34,851	2,009,857
Dow, Inc.	34,868	2,019,903

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	21,386	1,639,665
Eastman Chemical Co.	5,846	585,886
Ecolab, Inc.	12,627	2,915,574
FMC Corp.	6,233	397,042
Freeport-McMoRan, Inc.	71,293	3,352,197
International Flavors & Fragrances, Inc.	12,734	1,094,997
International Paper Co.	17,272	673,953
Linde PLC	24,099	11,189,648
LyondellBasell Industries NV, Class A	12,747	1,303,763
Martin Marietta Materials, Inc.	3,071	1,885,410
Mosaic Co.	16,276	528,319
Newmont Corp.	57,230	2,051,123
Nucor Corp.	12,197	2,413,786
Packaging Corp. of America	4,393	833,704
PPG Industries, Inc.	11,721	1,698,373
Sherwin-Williams Co.	11,704	4,065,150
Steel Dynamics, Inc.	7,586	1,124,473
Vulcan Materials Co.	6,602	1,801,818
Westrock Co.	12,709	628,460
		51,934,655

Media & Entertainment 8.0%
Alphabet, Inc., Class A *	292,881	44,204,529
Alphabet, Inc., Class C *	245,207	37,335,218
Charter Communications, Inc., Class A *	4,914	1,428,156
Comcast Corp., Class A	196,931	8,536,959
Electronic Arts, Inc.	12,097	1,604,909
Fox Corp., Class A	17,752	555,105
Interpublic Group of Cos., Inc.	19,112	623,625
Live Nation Entertainment, Inc. *	7,085	749,380
Match Group, Inc. *	13,468	488,619
Meta Platforms, Inc., Class A	109,342	53,094,288
Netflix, Inc. *	21,508	13,062,454
News Corp., Class A	24,937	652,851
Omnicom Group, Inc.	9,777	946,022
Paramount Global, Class B	24,004	282,527
Take-Two Interactive Software, Inc. *	7,914	1,175,150
Walt Disney Co.	91,164	11,154,827
Warner Bros Discovery, Inc. *	109,584	956,668
		176,851,287

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	87,747	15,978,729
Agilent Technologies, Inc.	14,545	2,116,443
Amgen, Inc.	26,589	7,559,784
Biogen, Inc. *	7,205	1,553,614
Bio-Rad Laboratories, Inc., Class A *	1,053	364,201
Bio-Techne Corp.	7,804	549,324
Bristol-Myers Squibb Co.	101,127	5,484,117
Catalent, Inc. *	8,874	500,937
Charles River Laboratories International, Inc. *	2,553	691,735
Danaher Corp.	32,685	8,162,098
Eli Lilly & Co.	39,631	30,831,333
Gilead Sciences, Inc.	61,973	4,539,522
Illumina, Inc. *	7,921	1,087,712
Incyte Corp. *	9,187	523,383
IQVIA Holdings, Inc. *	9,055	2,289,919
Johnson & Johnson	119,641	18,926,010
Merck & Co., Inc.	125,940	16,617,783
Mettler-Toledo International, Inc. *	1,063	1,415,161
Moderna, Inc. *	16,487	1,756,855
Pfizer, Inc.	280,625	7,787,344
Regeneron Pharmaceuticals, Inc. *	5,253	5,055,960
Revvity, Inc.	6,146	645,330
Thermo Fisher Scientific, Inc.	19,203	11,160,976
Vertex Pharmaceuticals, Inc. *	12,808	5,353,872
SECURITY	NUMBER OF SHARES	VALUE ($)
Viatris, Inc.	59,699	712,806
Waters Corp. *	2,952	1,016,167
West Pharmaceutical Services, Inc.	3,682	1,457,004
Zoetis, Inc.	22,818	3,861,034
		157,999,153

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	14,799	1,439,055
CoStar Group, Inc. *	20,279	1,958,951
		3,398,006

Semiconductors & Semiconductor Equipment 10.2%
Advanced Micro Devices, Inc. *	80,304	14,494,069
Analog Devices, Inc.	24,655	4,876,512
Applied Materials, Inc.	41,353	8,528,229
Broadcom, Inc.	21,871	28,988,042
Enphase Energy, Inc. *	6,761	817,946
First Solar, Inc. *	5,287	892,446
Intel Corp.	210,131	9,281,486
KLA Corp.	6,726	4,698,582
Lam Research Corp.	6,516	6,330,750
Microchip Technology, Inc.	26,810	2,405,125
Micron Technology, Inc.	54,864	6,467,917
Monolithic Power Systems, Inc.	2,389	1,618,356
NVIDIA Corp.	122,758	110,919,219
NXP Semiconductors NV	12,820	3,176,411
ON Semiconductor Corp. *	21,247	1,562,717
Qorvo, Inc. *	4,812	552,562
QUALCOMM, Inc.	55,465	9,390,225
Skyworks Solutions, Inc.	7,912	857,028
Teradyne, Inc.	7,573	854,462
Texas Instruments, Inc.	45,191	7,872,724
		224,584,808

Software & Services 11.8%
Accenture PLC, Class A	31,161	10,800,714
Adobe, Inc. *	22,464	11,335,334
Akamai Technologies, Inc. *	7,460	811,350
ANSYS, Inc. *	4,324	1,501,120
Autodesk, Inc. *	10,648	2,772,952
Cadence Design Systems, Inc. *	13,506	4,204,148
Cognizant Technology Solutions Corp., Class A	24,737	1,812,975
EPAM Systems, Inc. *	2,855	788,437
Fair Isaac Corp. *	1,236	1,544,518
Fortinet, Inc. *	31,636	2,161,055
Gartner, Inc. *	3,872	1,845,666
Gen Digital, Inc.	27,682	620,077
International Business Machines Corp.	45,476	8,684,097
Intuit, Inc.	13,913	9,043,450
Microsoft Corp.	369,291	155,368,110
Oracle Corp.	79,240	9,953,336
Palo Alto Networks, Inc. *	15,686	4,456,863
PTC, Inc. *	5,962	1,126,460
Roper Technologies, Inc.	5,315	2,980,865
Salesforce, Inc.	48,109	14,489,469
ServiceNow, Inc. *	10,188	7,767,331
Synopsys, Inc. *	7,571	4,326,826
Tyler Technologies, Inc. *	2,107	895,496
VeriSign, Inc. *	4,410	835,739
		260,126,388

Technology Hardware & Equipment 7.4%
Amphenol Corp., Class A	29,815	3,439,160
Apple, Inc.	721,410	123,707,387

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	12,524	3,631,709
CDW Corp.	6,659	1,703,239
Cisco Systems, Inc.	201,954	10,079,524
Corning, Inc.	38,251	1,260,753
F5, Inc. *	2,940	557,395
Hewlett Packard Enterprise Co.	64,817	1,149,205
HP, Inc.	43,425	1,312,303
Jabil, Inc.	6,308	844,957
Juniper Networks, Inc.	15,951	591,144
Keysight Technologies, Inc. *	8,699	1,360,350
Motorola Solutions, Inc.	8,259	2,931,780
NetApp, Inc.	10,279	1,078,987
Seagate Technology Holdings PLC	9,622	895,327
Super Micro Computer, Inc. *	2,503	2,528,105
TE Connectivity Ltd.	15,326	2,225,948
Teledyne Technologies, Inc. *	2,330	1,000,316
Trimble, Inc. *	12,341	794,267
Western Digital Corp. *	16,174	1,103,714
Zebra Technologies Corp., Class A *	2,549	768,370
		162,963,940

Telecommunication Services 0.9%
AT&T, Inc.	355,353	6,254,213
T-Mobile U.S., Inc.	25,924	4,231,315
Verizon Communications, Inc.	208,951	8,767,584
		19,253,112

Transportation 1.7%
American Airlines Group, Inc. *	32,197	494,224
CH Robinson Worldwide, Inc.	5,763	438,795
CSX Corp.	98,213	3,640,756
Delta Air Lines, Inc.	31,862	1,525,234
Expeditors International of Washington, Inc.	7,183	873,237
FedEx Corp.	11,435	3,313,177
JB Hunt Transport Services, Inc.	4,034	803,775
Norfolk Southern Corp.	11,241	2,864,994
Old Dominion Freight Line, Inc.	8,888	1,949,227
Southwest Airlines Co.	29,839	871,000
Uber Technologies, Inc. *	102,275	7,874,152
Union Pacific Corp.	30,306	7,453,155
United Airlines Holdings, Inc. *	16,298	780,348
United Parcel Service, Inc., Class B	35,946	5,342,654
		38,224,728

Utilities 2.2%
AES Corp.	32,917	590,202
Alliant Energy Corp.	12,773	643,759
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameren Corp.	12,985	960,371
American Electric Power Co., Inc.	26,100	2,247,210
American Water Works Co., Inc.	9,661	1,180,671
Atmos Energy Corp.	7,460	886,770
CenterPoint Energy, Inc.	31,171	888,062
CMS Energy Corp.	14,599	880,904
Consolidated Edison, Inc.	17,171	1,559,298
Constellation Energy Corp.	15,896	2,938,376
Dominion Energy, Inc.	41,549	2,043,795
DTE Energy Co.	10,294	1,154,369
Duke Energy Corp.	38,319	3,705,830
Edison International	19,099	1,350,872
Entergy Corp.	10,548	1,114,713
Evergy, Inc.	11,485	613,069
Eversource Energy	17,437	1,042,209
Exelon Corp.	49,455	1,858,024
FirstEnergy Corp.	25,503	984,926
NextEra Energy, Inc.	101,969	6,516,839
NiSource, Inc.	20,711	572,866
NRG Energy, Inc.	11,228	760,023
PG&E Corp.	106,029	1,777,046
Pinnacle West Capital Corp.	5,632	420,879
PPL Corp.	36,801	1,013,132
Public Service Enterprise Group, Inc.	24,779	1,654,742
Sempra	31,230	2,243,251
Southern Co.	54,204	3,888,595
WEC Energy Group, Inc.	15,731	1,291,830
Xcel Energy, Inc.	27,457	1,475,814
		48,258,447
Total Common Stocks (Cost $1,139,029,673)		2,190,704,458
Total Investments in Securities (Cost $1,139,029,673)		2,190,704,458

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/21/24	23	6,104,775	63,425

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2024:
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/24	BALANCE OF SHARES HELD AT 3/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$4,827,421	$245,833	($22,453 )	($6,492 )	$272,392	$5,316,701	73,496	$17,499

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$2,190,704,458	$—	$—	$2,190,704,458
Futures Contracts [2]	63,425	—	—	63,425
Total	$2,190,767,883	$—	$—	$2,190,767,883

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations and forward foreign currency exchange contracts.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The levels associated with valuing the fund’s investments as of March 31, 2024, are disclosed in the fund’s Portfolio Holdings.
REG47715MAR24